DEBT - Debt Exchange (Details)	Dec. 21, 2018 CAD ($)
Enbridge Inc. | 4.10% Medium-Term Notes Due February 2019
Debt Instrument [Line Items]
Principal Amount	$ 300,000,000
Fixed interest rate (as a percent)	4.10%
Enbridge Inc. | 4.85% Medium-Term Note Due November 2020
Debt Instrument [Line Items]
Principal Amount	$ 100,000,000
Fixed interest rate (as a percent)	4.85%
Enbridge Inc. | 4.85% Medium-Term Notes Due February 2022
Debt Instrument [Line Items]
Principal Amount	$ 200,000,000
Fixed interest rate (as a percent)	4.85%
Enbridge Inc. | 3.94% Medium-Term Notes Due January 2023
Debt Instrument [Line Items]
Principal Amount	$ 275,000,000
Fixed interest rate (as a percent)	3.94%
Enbridge Inc. | 3.95% Medium-Term Notes Due November 2024
Debt Instrument [Line Items]
Principal Amount	$ 500,000,000
Fixed interest rate (as a percent)	3.95%
Enbridge Inc. | 4.87% Medium-Term Notes Due November 2044
Debt Instrument [Line Items]
Principal Amount	$ 250,000,000
Fixed interest rate (as a percent)	4.87%
Enbridge Income Fund | 4.10% Medium-Term Notes Due February 2019
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	4.10%
Enbridge Income Fund | 4.85% Medium-Term Note Due November 2020
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	4.85%
Enbridge Income Fund | 4.85% Medium-Term Notes Due February 2022
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	4.85%
Enbridge Income Fund | 3.94% Medium-Term Notes Due January 2023
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	3.94%
Enbridge Income Fund | 3.95% Medium-Term Notes Due November 2024
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	3.95%
Enbridge Income Fund | 4.87% Medium-Term Notes Due November 2044
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	4.87%